UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.6%
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.6%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$740,000	$736,300	(a)

Automobiles - 0.8%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	486,893
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	187,066
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	291,422
General Motors Co., Senior Notes	6.750%	4/1/46	80,000	90,941

Total Automobiles				1,056,322

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	161,190
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	251,268
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	290,000	273,325	(a)

Total Hotels, Restaurants & Leisure				685,783

Household Durables - 0.6%
Newell Rubbermaid Inc., Senior Notes	4.200%	4/1/26	710,000	742,691

Media - 6.7%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	171,637
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	653,850
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	110,000	121,435	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	770,000	856,799	(a)
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,265,307
Comcast Corp., Notes	6.450%	3/15/37	220,000	291,645
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	224,682
Time Warner Cable Inc., Debentures	7.300%	7/1/38	100,000	117,300
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	160,000	175,334
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	690,000	807,913
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	50,000	49,586
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	520,850
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	763,891
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	152,834
UBM PLC, Notes	5.750%	11/3/20	570,000	617,403	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	70,000	62,960
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,040,000	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	926,928
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	155,111

Total Media				8,975,465

Specialty Retail - 0.1%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	163,600

TOTAL CONSUMER DISCRETIONARY				12,360,161

CONSUMER STAPLES - 5.4%
Beverages - 2.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,310,000	1,464,006
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	293,179
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	398,544	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	722,942	(a)

Total Beverages				2,878,671

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	4.875%	7/20/35	180,000	200,694
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	393,761
Whole Foods Market Inc., Senior Notes	5.200%	12/3/25	330,000	345,810	(a)

Total Food & Staples Retailing				940,265

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$70,000	$77,201	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	170,000	185,053
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	279,722	(a)

Total Food Products				541,976

Tobacco - 2.2%
Altria Group Inc., Senior Notes	9.950%	11/10/38	680,000	1,195,836
Altria Group Inc., Senior Notes	10.200%	2/6/39	230,000	421,326
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	170,000	182,753
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	348,518
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	378,649
Reynolds American Inc., Senior Notes	5.850%	8/15/45	320,000	390,771

Total Tobacco				2,917,853

TOTAL CONSUMER STAPLES				7,278,765

ENERGY - 15.7%
Energy Equipment & Services - 1.1%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	414,712
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	120,000	63,600
Ensco PLC, Senior Notes	5.200%	3/15/25	480,000	268,800
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	195,468
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	285,426	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	120,000	87,600
Pride International Inc., Senior Notes	7.875%	8/15/40	130,000	69,875

Total Energy Equipment & Services				1,385,481

Oil, Gas & Consumable Fuels - 14.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	503,494
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	464,879
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	464,050
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	108,314
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	189,070
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	145,175
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	82,705
ConocoPhillips, Notes	6.500%	2/1/39	810,000	885,700
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	344,720
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	337,833
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	250,624
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	201,519
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	380,000	372,619
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	673,400
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	138,547
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	134,392
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	240,625
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	334,838
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	571,781
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,283,206
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	276,414
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,143,138
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,210,406
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	300,000	297,975	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	190,958	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	354,000	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	363,651
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	129,178
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	400,000	403,820
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	280,000	209,300
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,529,600
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	487,125	(a)
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	173,856
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	440,000	454,269	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	306,075
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	537,547	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	$310,000	$265,740
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	344,328
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	38,188
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	516,800
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	30,618
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	542,900

Total Oil, Gas & Consumable Fuels				19,533,377

TOTAL ENERGY				20,918,858

FINANCIALS - 37.0%
Banks - 20.1%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	650,000	670,930	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	70,000	71,246
Bank of America Corp., Senior Notes	6.400%	8/28/17	300,000	318,867
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	81,464
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	33,711
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	387,807
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,000,000	1,039,945
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	367,960
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,229,484
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	304,955	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	483,750
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	330,000	331,815	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000	193,500	(a)(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	418,785	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	280,000	268,935	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	540,000	519,750	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	200,000	192,687	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	371,309
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	288,811
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	820,732
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	402,498
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	453,042
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	448,451
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	708,000	849,529	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	680,160
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	450,000	524,274
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	340,000	367,697
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	560,000	617,512	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,040,000	1,037,483	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,430,000	1,328,113	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	350,000	330,750	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	600,000	620,288
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	207,453
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	210,000	212,987
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	653,813	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	234,111	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	150,000	144,030	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	260,000	261,690	(b)(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	757,807
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	506,734
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	158,320
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	590,000	584,730
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	880,000	883,300	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Canada, Subordinated Notes	4.650%	1/27/26	$50,000	$50,858
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,360,000	1,591,200	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	310,000	328,838
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,034,489
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	354,480
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	518,512
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	198,627	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	369,136	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/2/16	1,190,000	1,175,125	(b)(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	486,033

Total Banks				26,768,513

Capital Markets - 5.2%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,170,000	1,074,409	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	809,782
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	270,000	282,209
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	299,601
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	708,702
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	764,439
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	507,941
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	820,000	803,331	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	109,254
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	112,431
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	117,992
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000	917,500	(a)
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	389,412

Total Capital Markets				6,897,003

Consumer Finance - 2.5%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	217,080
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	370,925	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	245,009
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,491,118
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	776,050
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	249,400

Total Consumer Finance				3,349,582

Diversified Financial Services - 4.5%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	130,000	138,190	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	11,000	11,660
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	190,000	179,409	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	239,149	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	524,191
ILFC E-Capital Trust I, Junior Subordinated Notes	4.490%	12/21/65	470,000	380,700	(a)(c)
ILFC E-Capital Trust II, Bonds	4.740%	12/21/65	790,000	639,900	(a)(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	200,146
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	505,485
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	138,613
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	221,825
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	763,000	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	566,781
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,437,120	(a)(c)

Total Diversified Financial Services				5,946,169

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.6%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	$400,000	$437,128	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	520,800	(c)
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	60,000	61,650
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	82,400
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	104,582
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	91,309
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	263,000
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	199,627
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	190,950	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	207,100	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	602,681	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,187,950
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	373,150	(c)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	514,889	(a)

Total Insurance				4,837,216

Real Estate Investment Trusts (REITs) - 0.1%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	120,000	111,000
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	50,000	48,625	(a)

Total Real Estate Investment Trusts (REITs)				159,625

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	500,000	489,500
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	381,533

Total Real Estate Management & Development				871,033

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	550,000	533,500	(a)

TOTAL FINANCIALS				49,362,641

HEALTH CARE - 2.5%
Biotechnology - 1.4%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	308,378
Amgen Inc., Senior Notes	5.150%	11/15/41	420,000	463,490
Celgene Corp., Senior Notes	5.000%	8/15/45	300,000	324,400
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	72,770
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	450,000	476,644
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	230,000	251,756

Total Biotechnology				1,897,438

Health Care Providers & Services - 0.6%
Anthem Inc., Senior Notes	5.875%	6/15/17	290,000	304,998
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	29,619
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	109,694
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	33,281
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	360,000	333,000

Total Health Care Providers & Services				810,592

Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	190,000	195,759
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	360,000	378,614
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	28,212

Total Pharmaceuticals				602,585

TOTAL HEALTH CARE				3,310,615

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	$60,000	$63,487
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	150,000	161,351
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	360,000	402,527
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	224,925

Total Aerospace & Defense				852,290

Airlines - 0.9%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	93,522	99,043
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	126,925	132,637
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	87,493	92,471
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	158,514	178,725
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	95,224	102,009
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	71,955	81,308
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	146,300	164,221
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	45,246	47,517
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	298,975	334,105

Total Airlines				1,232,036

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	144,341
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	375,794
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	588,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	344,657

Total Commercial Services & Supplies				1,452,792

Construction & Engineering - 0.7%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	886,893

Industrial Conglomerates - 1.5%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	710,000	731,300	(b)(c)
General Electric Co., Senior Notes	5.875%	1/14/38	120,000	156,349
General Electric Co., Senior Notes	6.875%	1/10/39	646,000	935,406
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	160,266

Total Industrial Conglomerates				1,983,321

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	228,898

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	60,000	59,400	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	340,000	336,890

Total Road & Rail				396,290

TOTAL INDUSTRIALS				7,032,520

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	520,000	579,669
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	270,247
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	223,748

Total Communications Equipment				1,073,664

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	$290,000	$272,600

IT Services - 1.1%
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	230,000	226,040	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	420,000	479,165
Visa Inc., Senior Notes	4.300%	12/14/45	730,000	798,626

Total IT Services				1,503,831

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	145,804
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	360,000	362,868
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	117,256
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	220,000	217,929

Total Semiconductors & Semiconductor Equipment				843,857

Software - 0.0%
Microsoft Corp., Senior Notes	4.750%	11/3/55	50,000	55,564

Technology Hardware, Storage & Peripherals - 0.3%
HP Inc., Senior Notes	4.650%	12/9/21	310,000	328,087

TOTAL INFORMATION TECHNOLOGY				4,077,603

MATERIALS - 5.6%
Chemicals - 0.9%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,025,591
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	160,694

Total Chemicals				1,186,285

Containers & Packaging - 0.2%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	230,000	240,490

Metals & Mining - 4.0%
Alcoa Inc., Senior Notes	5.870%	2/23/22	800,000	799,752
Alcoa Inc., Senior Notes	5.125%	10/1/24	320,000	303,501
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	248,000	241,525
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	101,731
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	470,000	470,000	(a)(c)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	90,000	85,950
Freeport-McMoRan Inc., Senior Notes	2.300%	11/14/17	100,000	92,250
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	80,000	70,800
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	41,850
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	110,000	107,800	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	367,676	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	781,005
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	160,586
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	386,034
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	140,000	144,550
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	906,575
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	312,650

Total Metals & Mining				5,374,235

Paper & Forest Products - 0.5%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	310,000	300,700
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	318,536

Total Paper & Forest Products				619,236

TOTAL MATERIALS				7,420,246

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 6.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	$360,000	$354,995
AT&T Inc., Senior Notes	5.350%	9/1/40	300,000	315,439
AT&T Inc., Senior Notes	5.550%	8/15/41	300,000	322,018
AT&T Inc., Senior Notes	4.750%	5/15/46	260,000	253,619
British Telecommunications PLC, Bonds	9.625%	12/15/30	330,000	515,815
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	750,000	451,875
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	266,870
Qwest Corp., Debentures	6.875%	9/15/33	850,000	828,784
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	75,951
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,066,041
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,256,000	1,654,437
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,059,000	1,062,420

Total Diversified Telecommunication Services				8,168,264

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,003,675
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	52,375	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	252,038
Sprint Corp., Senior Notes	7.875%	9/15/23	400,000	305,916
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	321,589

Total Wireless Telecommunication Services				1,935,593

TOTAL TELECOMMUNICATION SERVICES				10,103,857

UTILITIES - 2.2%
Electric Utilities - 1.9%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	231,164
Enersis Americas SA, Notes	7.400%	12/1/16	452,000	467,938
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,008,091
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	178,519
PNPP II Funding Corp., Senior Bonds	9.120%	5/30/16	58,000	58,362
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	625,920

Total Electric Utilities				2,569,994

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	170,000	175,327	(a)

Multi-Utilities - 0.2%
DTE Energy Co., Senior Notes	6.350%	6/1/16	260,000	262,124

TOTAL UTILITIES				3,007,445

TOTAL CORPORATE BONDS & NOTES (Cost - $118,743,123)				124,872,711

ASSET-BACKED SECURITIES - 0.8%
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.976%	12/25/34	514,490	468,187	(c)
GoldenTree Loan Opportunities Ltd., 2015-10A D	3.974%	7/20/27	250,000	211,966	(a)(c)
Madison Park Funding Ltd., 2013-11A C	3.369%	10/23/25	250,000	236,214	(a)(c)
Regatta IV Funding Ltd., 2014-1A D	4.119%	7/25/26	250,000	207,948	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,201,826)				1,124,315

MUNICIPAL BONDS - 1.1%
California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	952,237

University of California Revenue, Taxable	4.062%	5/15/33	150,000	156,536

Total California				1,108,773

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	338,334

TOTAL MUNICIPAL BONDS (Cost - $1,448,002)				1,447,107

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.9%
Canada - 0.7%
Quebec Province, Notes	7.970%	7/22/36	$650,000	$991,821

Mexico - 0.0%
United Mexican States, Senior Notes	4.750%	3/8/44	30,000	29,925

Turkey - 0.2%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	210,000	204,448

TOTAL SOVEREIGN BONDS (Cost - $972,544)				1,226,194

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds	3.000%	11/15/45	250,000	269,893
U.S. Treasury Notes	1.625%	2/15/26	17,000	16,753

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $283,511)				286,646

			SHARES
PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Consumer Finance - 1.0%
GMAC Capital Trust I	6.402%		52,500	1,286,775	(c)

Diversified Financial Services - 0.3%
Citigroup Capital XIII	6.988%		15,253	401,001	(c)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		5,725	140,084	(c)

TOTAL PREFERRED STOCKS (Cost - $1,777,407)				1,827,860

TOTAL INVESTMENTS - 98.0% (Cost - $124,426,413#)				130,784,833
Other Assets in Excess of Liabilities - 2.0%				2,662,617

TOTAL NET ASSETS - 100.0%				$133,447,450

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$124,872,711	—	$124,872,711
Asset-Backed Securities	—	1,124,315	—	1,124,315
Municipal Bonds	—	1,447,107	—	1,447,107
Sovereign Bonds	—	1,226,194	—	1,226,194
U.S. Government & Agency Obligations	—	286,646	—	286,646
Preferred Stocks	$1,827,860	—	—	1,827,860

Total Investments	$1,827,860	$128,956,973	—	$130,784,833

Other Financial Instruments:
Futures Contracts	258,103	—	—	258,103

Total	$2,085,963	$128,956,973	—	$131,042,936

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$112,204	—	—	$112,204

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,024,400
Gross unrealized depreciation	(3,665,980)

Net unrealized appreciation	$6,358,420

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	20	6/16	$4,373,815	$4,375,000	$1,185
U.S. Treasury 5-Year Notes	149	6/16	17,803,426	18,053,445	250,019
U.S. Treasury 10-Year Notes	12	6/16	1,557,789	1,564,688	6,899
U.S. Treasury Ultra Long-Term Bonds	5	6/16	868,922	862,656	(6,266)

					251,837

Contracts to Sell:
U.S. Treasury Long-Term Bonds	129	6/16	21,106,500	21,212,438	(105,938)

Net unrealized appreciation on open futures contracts					$145,899

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016